Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended				12 Months Ended
	Jul. 17, 2012	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Avista Capital Partners, majority unit holder of the Parent of the reporting entity
Related Party Transactions
Management fees		$ 0.4		$ 0.4	$ 0.3
Payment of management fees		0.4	0.4			1.7	1.4	1.1
Commitment fees paid	6.0
Parent and Members
Related Party Transactions
Receivable from parent and members		$ 0.3				$ 0.3	$ 0.1